LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ASSETS DEPRECIATED DETAILS	Assets are depreciated by the straight-line method over lease period as follows:
Years
Property	3-6
Vehicles	3

SCHEDULE OF RIGHT OF USE ASSETS

	Property	Vehicles	Total
	NIS in thousands

Cost:
Balance as of January 1, 2025	4,431	656	5,087
Additions (*)	473	-	473
Balance as of December 31, 2025	4,904	656	5,560

Accumulated amortization:
Balance as of January 1, 2025	2,795	512	3,307
Additions	894	74	968
Balance as of December 31, 2025	3,689	586	4,275
	1,215	70	1,285

Cost:
Balance as of January 1, 2024	4,792	550	5,342
Additions	-	106	106
Other changes	(361)	-	(361)
Balance as of December 31, 2024	4,431	656	5,087

Accumulated amortization:
Balance as of January 1, 2024	1,902	394	2,296
Additions	893	118	1,011
Balance as of December 31, 2024	2,795	512	3,307
	1,636	144	1,780

Cost:
Balance as of January 1, 2023	4,760	463	5,223
Additions	32	87	119
Balance as of December 31, 2023	4,792	550	5,342

Accumulated amortization:
Balance as of January 1, 2023	1,017	268	1,285
Additions	885	126	1,011
Balance as of December 31, 2023	1,902	394	2,296
	2,890	156	3,046

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – LEASES (cont.)

Convenience translation into U.S. dollars (see note 2c(3))

	Property	Vehicles	Total
	in thousands

Cost:
Balance as of January 1, 2025	1,389	206	1,595
Additions (*)	148	-	148
Balance as of December 31, 2025	1,537	206	1,743

Accumulated amortization:
Balance as of January 1, 2025	876	161	1,037
Additions	280	23	303
Balance as of December 31, 2025	1,156	184	1,340
	381	22	403

(*)	Additions during the year relate to the extension of the Company’s lease agreement for its office facilities.

SUMMARY OF LEASE LIABILITIES

	Property	Vehicles	Total
	NIS in thousands

Balance as of January 1, 2025	1,969	150	2,119
Additions (*)	473	-	473
Interest expense	280	35	315
Payments	(1,226)	(116)	(1,342)
Balance as of December 31, 2025	1,496	69	1,565

Short-term lease liabilities	978	45	1,023
Long-term lease liabilities	518	24	542
Balance as of December 31, 2025	1,496	69	1,565

Balance as of January 1, 2024	3,164	166	3,330
Additions	-	106	106
Other changes	(350)	-	(350)
Interest expense	432	60	492
Payments	(1,277)	(182)	(1,459)
Balance as of December 31, 2024	1,969	150	2,119

Short-term lease liabilities	923	76	999
Long-term lease liabilities	1,046	74	1,120
Balance as of December 31, 2024	1,969	150	2,119

Balance as of January 1, 2023	3,747	219	3,966
Additions	32	87	119
Interest expense	517	69	586
Payments	(1,132)	(209)	(1,341)
Balance as of December 31, 2023	3,164	166	3,330

Short-term lease liabilities	823	100	923
Long-term lease liabilities	2,341	66	2,407
Balance as of December 31, 2023	3,164	166	3,330

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – LEASES (cont.)

Convenience translation into U.S. dollars (see note 2c(3))

	Property	Vehicles	Total
	in thousands

Balance as of January 1, 2025	617	47	664
Additions (*)	148	-	148
Interest expense	88	11	99
Payments	(384)	(36)	(420)
Balance as of December 31, 2025	469	22	491

Short-term lease liabilities	307	14	321
Long-term lease liabilities	162	8	170
Balance as of December 31, 2025	469	22	491

(*)	Additions during the year relate to the extension of the Company’s lease agreement for its office facilities.